BORROWINGS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Commercial paper
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 739	$ 183
Interest rate (%)	5.90%	6.00%
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 2,869	$ 2,660
Interest rate (%)	4.40%	4.30%
Medium Term Notes | Series 16 (C$400)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 293	$ 302	$ 400
Interest rate (%)	5.30%	5.30%